EQUITY - Class A Shares (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Class A shareholders
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	87,720,678
Repurchased and canceled (in shares)	(499,420)
Conversion shares (in shares)	(87,221,258)
Balance at end of period (in shares)	0
Redemption-Exchange Units
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	51,599,716
Conversion shares (in shares)	(51,599,716)
Balance at end of period (in shares)	0
BBHC exchangeable shares
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	69,077,731
Repurchased and canceled (in shares)	(891,240)	0
Conversion shares (in shares)	(68,186,491)
Balance at end of period (in shares)	0
Class A shares
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	0
Issuance of Class A Shares	207,007,465
Repurchased and canceled (in shares)	(1,565,451)
Balance at end of period (in shares)	205,442,014
Class A shares | Brookfield Holders beneficial ownership
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	53,651,499
Balance at end of period (in shares)	86,643,362